Business Segments (Narrative) (Detail) (JPY ¥)	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2014
Segment Reporting Information [Line Items]
Impact on total operating profit due to the change in the managerial accounting methodologies
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan		More than 500 offices